Related Parties - Summary of Total Compensation Paid to KMPs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,741	$ 1,505	$ 1,303
Share-based payments	3,203	753
Total compensation paid to key management personnel	$ 5,944	$ 2,258	$ 1,303